Going Concern (Details Narrative) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (27,148,206)	$ (25,498,207)	$ (23,784,568)